Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 7,972,840	$ 8,527,328
Securities:
Taxable	267,632	256,014
Tax exempt	179,971	180,880
Dividends on restricted stock	47,206	44,802
Federal funds sold and short-term investments	38,084	48,749
Total interest and dividend income	8,505,733	9,057,773
Interest expense
Deposits	1,619,060	2,122,919
Borrowings	49,547	84,909
Total interest expense	1,668,607	2,207,828
Net interest income	6,837,126	6,849,945
Provision for loan losses	311,648	4,912,609
Net interest income after provision for loan losses	6,525,478	1,937,336
Noninterest income
Service charges on deposit accounts	177,235	192,302
Net gains on sales of loans	19,824	123,472
Net gain on sales of available for sale securities	3,934	0
Other	328,217	321,276
Total noninterest income	529,210	637,050
Noninterest expense
Salaries and employee benefits	2,472,373	2,462,843
Occupancy and equipment	882,570	858,723
Federal deposit insurance	303,347	377,983
Data processing	394,127	443,670
Professional fees	287,726	222,521
Taxes other than income and payroll	201,539	194,740
Directors' fees	97,375	154,135
Collection and other real estate owned	443,992	301,088
Marketing and community relations	173,038	155,023
Other	335,566	416,180
Total noninterest expense	5,591,653	5,586,906
Income (loss) before income taxes	1,463,035	(3,012,520)
Income tax expense (benefit)	409,736	(1,096,751)
Net income (loss)	1,053,299	(1,915,769)
Preferred stock dividends and amortization, net	310,799	310,799
Net income (loss) available to common shareholders	$ 742,500	$ (2,226,568)
Earnings (loss) per common share:
Basic	$ 1.27	$ (3.80)
Diluted	$ 1.27	$ (3.80)